Leases payable (Details) - Schedule of subsidiaries held for lease agreements R$ in Thousands	12 Months Ended
Jun. 30, 2021 BRL (R$)
Leases payable (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Lease liabilities	R$ 198,995
Parceria II [Member]
Leases payable (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	Ribeiro Gonçalves - PI
Lease liabilities	R$ 10,950
Parceria III [Member]
Leases payable (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	Alto Taquari - MT
Lease liabilities	R$ 30,988
Parceria IV – Arrendamento Canavial [Member]
Leases payable (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	São Raimundo de Mangabeira
Lease liabilities	R$ 97,223
Parceria V [Member]
Leases payable (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	São Félix do Xingu - MT
Lease liabilities	R$ 23,690
Parceria VII [Member]
Leases payable (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	Baixa Grande do Ribeiro - PI
Lease liabilities	R$ 27,870
Vehicle Lease [Member]
Leases payable (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	N.A.
Lease liabilities	R$ 1,070
Services With Identified Assets [Member]
Leases payable (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	N.A.
Lease liabilities	R$ 2,493
Land - Other [Member]
Leases payable (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	N.A.
Lease liabilities	R$ 4,170
Lease of Vehicles and Office in Paraguay [Member]
Leases payable (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	Asunción - Paraguay
Lease liabilities	R$ 541